Notes Payable and Lines of Credit - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 17, 2016	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Nov. 30, 2016	Mar. 30, 2016	Oct. 15, 2015	Oct. 14, 2015	Mar. 28, 2014	Dec. 20, 2013
Senior Secured Note [Line Items]
Class of warrant or right, number of securities called by warrants or rights						555,555	1,111,111
Amortization Of Debt Discount Premium			$ 0	$ (29,984)
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.1485			$ 10.00	$ 9.00	$ 9.00
Fair Value Of Warrant Included In Debt Discount			$ 6,880	$ 0
Debt Instrument, Interest Rate, Basis for Effective Rate		prime rate (as such term is defined in the NMM Note) plus 1%
Liviu Chindris [Member]
Senior Secured Note [Line Items]
Class of warrant or right, number of securities called by warrants or rights					5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 9.00
Liviu Chindris [Member] | Chindris Warrant [Member]
Senior Secured Note [Line Items]
Class of warrant or right, number of securities called by warrants or rights	5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00
Class Of Warrants Or Rights Expiration Period	2 years
Network Medical Management, Inc. [Member]
Senior Secured Note [Line Items]
Debt, interest rate			5.00%
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Basis for Effective Rate			Prime plus 1%
Revolving Credit Facility
Senior Secured Note [Line Items]
Revolving line of credit carrying amount										$ 2,000,000
Revolving Credit Facility | Maximum
Senior Secured Note [Line Items]
Line of credit facility, maximum borrowing capacity										4,000,000
Revolving Credit Facility | Minimum
Senior Secured Note [Line Items]
Line of credit facility, maximum borrowing capacity										$ 2,000,000
Term Loan
Senior Secured Note [Line Items]
Line of credit facility amount outstanding									$ 7,000,000
Revolving Loan [Member]
Senior Secured Note [Line Items]
Line of credit facility amount outstanding									$ 1,000,000
Chindris Note [Member] | Liviu Chindris [Member]
Senior Secured Note [Line Items]
Debt, interest rate	12.00%				12.00%
Debt, maturity date	Feb. 18, 2017
Debt Instrument, Fee Amount	$ 400,000
Debt Instrument, Face Amount					$ 400,000